PROPERTY, PLANT AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Schedule of Property, plant and equipment, net

	As of December 31,
	2023	2024
	$US	$US
Machinery and equipment	4,484,186	5,836,107
Buildings (1)	3,206,287	3,211,985
Furniture and fixtures	108,391	95,106
Motor vehicles	54,053	53,593
Electronic office equipment	43,576	107,221
Gross amount	7,896,493	9,304,012
Less: accumulated depreciation	(2,299,794)	(2,635,400)
Total property and Equipment, net	5,596,699	6,668,612

(1)

In April 2022, Zhongke Components entered into two agreements with a third-party as a lessor to lease fourth floor for one year, and the third and fifth floors for two years in Zhongke Components’s building located in Qingyuan to the lessee. The lease agreement for renting the fourth floor to a third-party by Zhongke Components has been renewed in March 2023 for one year and in February 2024 for six months, respectively.

In August 2024, Zhongke Components entered into an agreement with another third-party as a lessor to lease the fourth floor for two years and a half. The lease agreement will expire in February 2027.

(2)	For the years ended December 31, 2022, 2023 and 2024, RMB22,764,315 (equivalent to US$3,300,515), RMB355,929 (equivalent to US$50,132) and RMB481,696 (equivalent to US$66,965) of construction in progress was transferred to property, plant and equipment, respectively.

(3)	For the years ended December 31, 2022, 2023 and 2024, the Company recorded no impairment on its property, plant and equipment. And no property, plant and equipment were pledged as of December 31, 2023 and 2024.

(4)	Depreciation expense was US$387,005, US$504,370 and US$560,846 for the years ended December 31, 2022, 2023 and 2024, respectively.